Net Income (Loss) per Common Share (Details) - USD ($)	3 Months Ended							6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss per share - Basic:
Numerator for basic loss per share	$ (1,815,000)	$ 2,723,000	$ (5,339,000)				$ 1,514,000	$ (1,572,000)	$ (8,850,000)	$ 237,000				$ 1,322,000			$ 3,880,000
Denominator for basic loss per share	31,190,714	25,238,412	25,166,752				12,009,285	30,727,840	22,004,712	14,556,050			23,817,184	15,624,999			2,087,068
Basic loss per common share	$ (0.06)	$ 0.11	$ (0.21)				$ 0.13	$ (0.05)	$ (0.40)	$ 0.02				$ 0.08			$ 1.86
Loss per share - Diluted:
Numerator for diluted loss per share	$ (1,815,000)	$ 2,723,000	$ (5,339,000)				$ 1,514,000	$ (1,572,000)	$ (8,850,000)	$ 237,000				$ 1,322,000			$ 3,880,000
Adjust: Change in fair value of dilutive warrants outstanding	1,196,000		4,685,000					188,000	7,436,000
Numerator for diluted loss per share	$ (619,000)	$ (706,000)	$ (654,000)				$ (1,242,000)	$ (1,384,000)	$ (1,414,000)	$ (1,912,000)				$ (3,698,000)			$ 3,880,000
Denominator for basic loss per share	31,190,714	25,238,412	25,166,752				12,009,285	30,727,840	22,004,712	14,556,050			23,817,184	15,624,999			2,087,068
Plus: Incremental shares underlying warrants outstanding	0		0					0	0
Denominator for diluted loss per share	31,190,714	33,491,189	25,166,752				17,633,360	30,727,840	22,004,712	19,706,210			23,817,184	20,760,410			2,087,068
Diluted loss per common share	$ (0.06)	$ (0.02)	$ (0.21)	$ (0.19)	$ (0.14)	$ (0.10)		$ (0.05)	$ (0.40)		$ (0.27)	$ (0.15)	$ (0.31)	$ 0.08	$ (0.59)	$ (0.81)	$ 1.86	$ (6.32)